Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Income Taxes

13. Income Taxes

The domestic and foreign components of total income (loss) before provision for (benefit from) income taxes are as follows:

	Year Ended December 31,
	2025	2024
United States	$(23,534)	$(20,579)
Foreign	(222)	(216)
Total	$(23,756)	$(20,795)

The components of the benefit from income taxes consist of the following:

	Year Ended December 31,
	2025	2024
Deferred:
Federal deferred expense (benefit)	$(1,889)	$3,684
State deferred expense (benefit)	(794)	(1,099)
Foreign deferred expense	67	-
Deferred tax asset valuation allowance	2,616	(2,585)
Total benefit from income taxes	$-	$-

The Company’s effective tax rate differs from the federal statutory rate primarily due to the tax expense impact of nondeductible equity compensation and other permanent differences, tax credits, state taxes, and the valuation allowance.

The Company adopted ASC 2023-09 during the year ended December 31, 2025 prospectively. A reconciliation setting forth the differences between the effective tax rates and the U.S. federal statutory tax rate is as follows:

	Year Ended December 31, 2025
	Amount	Rate
US federal statutory tax rate	$(4,989)	21.0%
State and local income taxes, net of federal income tax effect	-	-%
Foreign tax effects:
Germany	47	(0.2%)
Tax credits	155	(0.7%)
Changes in valuation allowances	(800)	3.4%
Nontaxable or nondeductible items:
Cancellation of debt income	6,704	(28.2%)
Stock-based compensation	(164)	0.7%
Other	3	0.0%
Changes in unrecognized tax benefits	(1,028)	4.3%
Other adjustments	72	(0.3%)
Effective income tax rate	-	-%

A reconciliation setting forth the differences between the effective tax rates and the U.S. federal statutory tax rate, applying ASC 740 prior to the adoption of ASU 2023-09, is as follows:

Year Ended December 31, 2024
Tax benefit at statutory rate	21.0%
State income tax, net of federal benefit	0.2%
Permanent items	(0.6%)
Federal business credits	(0.8%)
Valuation allowance	(14.9%)
Other	(4.9%)
Effective income tax rate	-%

The Company has not recorded deferred income taxes on certain outside basis differences related to its investment in its German subsidiary because such earnings are considered to be indefinitely reinvested. These earnings are expected to be used to support the subsidiary’s working capital requirements, capital expenditures, and strategic growth initiatives in Europe.

Determination of the amount of unrecognized deferred tax liability associated with these outside basis differences is not practicable due to the complexities associated with estimating the timing of future distributions, potential foreign tax credits, and other tax attributes that would affect the calculation.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, as well as net operating loss carryforwards and research and development credit carryforwards. Income tax paid and refunds were both zero for federal, state, and foreign jurisdictions for the year December 31, 2025.

The components of deferred tax assets and liabilities consisted of the following:

	Year Ended December 31, 2025
	2025	2024
Deferred tax assets:
Net Operating Loss Carryforwards	$42,303	$43,283
Startup/organization costs	3,217	3,130
Tax credits	1,704	1,828
Capitalized research and development	2,061	3,720
Other	1,686	1,251
Total deferred tax assets	50,971	53,212
Valuation allowance	(50,163)	(52,779)
Net total deferred tax assets	808	433
Deferred tax liabilities:
Derivative instruments	(532)	(194)
Other	(276)	(239)
Total deferred tax liabilities	(808)	(433)
Net deferred tax assets	$-	$-

The reconciliation of tax contingencies is as follows:

	Year Ended December 31,
	2025	2024
Gross tax contingencies - beginning of year	$1,480	$516
Gross decreases for current year	(1,028)	-
Gross increases for current year	-	964
Gross tax contingencies - end of year	$452	$1,480

The change in valuation allowance was $2,616 and $2,551 for the years ended December 31, 2025 and 2024, respectively.

Management evaluates the realizability of its deferred tax assets by considering all available positive and negative evidence. As of December 31, 2025 the Company concluded that it is more-likely-than-not that its deferred tax assets will not be realized and has therefore recorded a full valuation allowance. In reaching this conclusion, management placed significant weight on negative evidence, including the Company’s history of operating losses and the expectation of continued losses in the near term. Although the Company considered positive evidence, such evidence was not sufficient to overcome the objectively verifiable negative evidence.

As of December 31, 2025, the Company had federal tax net operating loss carryforwards of $190,278 which will be available to offset earnings during the carryforward period. Additionally, as of December 31, 2025, the Company had state net operating loss carryforwards of $32,182. If not used, these carryforwards, including federal tax carryforwards generated prior to December 31, 2017, expire in 2026 continuing through 2035. As a result of the Tax Cuts and Jobs Act, the federal tax net operating loss carryforwards generated in the years ended December 31, 2018 through 2024 do not expire. In addition, significant changes in ownership of the Company as defined in Section 382 of the Internal Revenue Code could put limitations on the availability of the net operating loss carryforwards. Currently, no analysis has been performed to determine the applicability of the limitations if any that may have occurred to date.

As of December 31, 2025, the Company had federal research and development credits carryforwards of $1,442. Additionally, the Company had state research and development credits carryforwards of $818 as of December 31, 2025. Both the federal and state research and development credits carryforwards will be available to offset earnings during the carryforward period. If not used, these credits expire in 2026 through 2035.

The impact of an uncertain tax position taken or expected to be taken on an income tax return must be recognized in the consolidated financial statements at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized in the consolidated financial statements unless it is more likely than not of being sustained.

During the year ended December 31, 2024, the Company received a notice from the Internal Revenue Service (“IRS”) indicating that an additional refund of $997 was to be remitted to the Company. This refund was considered to be the result of estimated tax payments made by Anzu as reported on its short period tax return filed for the period January 1, 2023 to September 29, 2023, prior to the Business Combination. The Company received the refund during the first quarter of 2025. As of December 31, 2025, the matter related to the notice has been resolved and the Company repaid the previously received refund. Accordingly, no uncertain tax position liability remains in accordance with this matter.

The Company has reduced its deferred tax asset for research and development credit by $31 and $33 for uncertain tax positions as of December 31, 2025 and 2024, respectively. If not used, these credits expire in 2026 through 2032.

For U.S. federal income tax purposes, the Company is required to recognize cancellation of debt income (“CODI”) when the adjusted issue price of debt exceeds the amount paid to settle such debt. During the year ended December 31, 2025, the Company extinguished certain outstanding indebtedness for cash consideration of $100 (see Note 9). As a result, the Company recognized $32,012 of CODI for U.S. tax purposes, representing the excess of the adjusted issue price of the extinguished debt, on a gross basis, over the cash paid.

For tax years beginning after December 31, 2024, One Big Beautiful Bill Act (“OBBA”) enacted a new rule under Section 174A allowing companies to immediately expense any domestic research and developmental (“R&D”) expenditures. For domestic R&D, companies may either immediately expense or elect to capitalize and amortize over at least 60 months under Section 174A.

For domestic R&D expenditures that were previously capitalized in tax years 2022-2024 under the Tax Cuts and Jobs Act (“TCJA”), companies may elect to recover the remaining unamortized balance by either expensing (1) fully in the first year beginning after December 31, 2024 or (2) ratably over two years beginning after December 31, 2024.

The Company has elected to immediately expense any domestic research and developmental (“R&D”) expenditures and will amortize the previously capitalized costs ratably over the years ended December 31, 2025 and December 31, 2026. The law changes related to OBBBA did not materially impact the Company's ETR or cash tax position for the year ended December 31, 2025.

The Company currently files income tax returns in Arizona, California, Maryland, Michigan, Minnesota, Texas, and Vermont. Due to the previous losses incurred, the Company is subject to income tax examination by tax authorities since inception. The Company has not been, nor is it currently, under examination by any tax authorities. The Company has not recorded deferred U.S. Income taxes or foreign withholding taxes on the undistributed earnings of its German subsidiary, as such earnings are considered indefinitely reinvested to support foreign operations. The operations and undistritbuted earnings of the Company's German subsidiary are not material to the consolidated financial statements.